Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	NATIONAL STEEL CO
Entity Central Index Key	0001049659
Document Type	20-F/A
Document Period End Date	Dec. 31, 2019
Amendment Flag	true
Amendment Description	Explanatory Note This Amendment No. 1 to the Annual Report on Form 20-F for the year ended December 31, 2019 of Companhia Siderúrgica Nacional (the “Company”), filed with the Securities and Exchange Commission on April 2, 2020 (the “Annual Report”), is being filed for the following reasons: 1. To file Exhibit 101, which presents financial information of the Company in eXtensible Business Reporting Language (“XBRL”). Item 19 of the Annual Report is amended to include the following exhibits: Exhibit Number Description 101.INS XBRL Instance Document. 101.SCH XBRL Taxonomy Extension Schema. 101.CAL XBRL Taxonomy Extension Scheme Calculation Linkbase. 101.DEF XBRL Taxonomy Extension Scheme Definition Linkbase. 101.LAB XBRL Taxonomy Extension Scheme Label Linkbase. 101.PRE XBRL Taxonomy Extension Scheme Presentation Linkbase. 2. To amend Exhibit 2.4 “Description of the registrant’s securities registered under Section 12 of the Exchange Act.”, which was filed as Exhibit 24. Item 19 is amended to replace Exhibit 24 to the Exhibit 2.4 attached herein This Amendment No. 1 comprises a cover page, this explanatory note, the exhibits referred to above, the signature page and the required certifications of the chief executive officer and chief financial officer of the Company.
Current Fiscal Year End Date	--12-31
Trading Symbol	SID
Title of 12(g) Security	Common Shares without Par Value
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	D5
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity Common Stock, Shares Outstanding	1,387,524,047
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019